Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Assets
Cash and deposits with financial institutions	[1]	$ 45,262	$ 50,121	$ 62,269
Precious metals		3,572	3,543	3,191
Trading assets
Securities		115,988	103,125	85,474
Loans		14,158	13,104	14,334
Other		922	911	454
Total trading assets		131,068	117,140	100,262
Financial instruments designated at fair value through profit or loss		13	14	12
Securities purchased under resale agreements and securities borrowed		119,478	126,090	104,018
Derivative financial instruments		36,157	31,358	37,558
Investment securities		82,592	85,146	78,396
Loans
Residential mortgages		265,170	260,586	253,357
Personal loans		98,679	97,874	96,019
Credit cards		17,933	17,730	16,485
Business and government		212,655	212,920	191,038
Loans and receivables gross		594,437	589,110	556,899
Allowance for credit losses		5,194	5,295	5,065
Loans and receivables		589,243	583,815	551,834
Other
Customers' liability under acceptances, net of allowance		13,923	12,823	16,329
Property and equipment		2,634	2,722	2,684
Investments in associates		5,496	5,303	4,850
Goodwill and other intangible assets		17,612	17,825	17,719
Deferred tax assets		1,706	2,069	1,938
Other assets		17,984	20,200	17,433
Other Assets		59,355	60,942	60,953
Total assets		1,066,740	1,058,169	998,493
Deposits
Personal		222,895	224,933	214,545
Business and government		456,806	443,707	422,002
Financial institutions		42,645	43,642	39,987
Deposits		722,346	712,282	676,534
Financial instruments designated at fair value through profit or loss		11,536	10,919	8,188
Other
Acceptances		13,932	12,833	16,338
Obligations related to securities sold short		25,669	29,957	32,087
Derivative financial instruments		37,307	33,176	37,967
Obligations related to securities sold under repurchase agreements and securities lent		120,555	124,331	101,257
Subordinated debentures		9,021	7,554	5,698
Other liabilities		56,243	56,870	52,744
Other Liabilities		262,727	264,721	246,091
Total liabilities		996,609	987,922	930,813
Equity
Retained earnings		43,682	43,056	41,414
Accumulated other comprehensive income (loss)		1,187	1,836	992
Other reserves		370	395	404
Total common equity		63,534	63,571	61,044
Total equity attributable to equity holders of the Bank		67,418	67,455	65,228
Non-controlling interests in subsidiaries		2,713	2,792	2,452
Total equity		70,131	70,247	67,680
Total liabilities and equity		1,066,740	1,058,169	998,493
Common shares [member]
Equity
Common shares		18,295	18,284	18,234
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 3,884	$ 3,884	$ 4,184

[1]	Net of impairment allowances of $3 (April 30, 2019 - $4; October 31, 2018 - $3).